Other Noncurrent Assets (Tables)	12 Months Ended
Mar. 31, 2023
Other Noncurrent Assets [Abstract]
Schedule of other noncurrent assets
	March 31, 2023	March 31, 2022
Forest land use rights*	$691,537	$770,057
Others	98,519	52,893
Total	$790,056	$822,950
*	The prepayment for lease of forest land use rights is made to a local government in connection with an operating land lease agreement. The land is currently used to cultivate Ginkgo trees. The forest rights certificate from the local village extends the life of the lease to January 31, 2060.

Schedule of amortizations of the prepayment for lease of land use right
Years ending March 31,	Amount
2023	$19,328
2024	19,328
2025	19,328
2026	19,328
2027	19,328
Thereafter	594,897